PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	2014	2013
Building and improvements	$651,008	$—
Land	233,770	—
Furniture and equipment	77,781	11,710
Computer equipment	11,076	11,076
Leasehold improvements	10,854	4,659
	984,489	27,445
Less: accumulated depreciation	25,128	6,852
	$959,361	$20,593